Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jul. 31, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jul. 31, 2020	Jul. 31, 2019	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Federal												$ 0	$ 0	$ 0
State												21
Foreign												410	194	50
Current tax expense												431	194	50
Federal												76
State												56
Foreign												23
Deferred tax expense										$ 40	$ 76	195	0	0
Total tax expense:	$ 203	$ 90	$ 158	$ 202	$ 136	$ 75	$ 14	$ 45	$ 60	$ 400	$ 338	586	$ 194	$ 50
Previously Reported
Deferred tax expense												$ 155